COMMITMENTS AND CONTINGENT LIABILITIES (Legal Claims Contingencies) (Details) - Nov. 29, 2011 ₪ in Thousands, $ in Thousands	USD ($)	ILS (₪)
Legal claims contingencies
Damages being sought in litigation matter	$ 1,620	₪ 6,151